CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	5 Months Ended	6 Months Ended			11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 5,171	$ 63,846	$ 16,651	$ 16,651	$ 40,785	$ 19,013
Cost of sales	3,481	47,755		12,623	32,676	15,019
Gross margin	1,690	16,091		4,028	8,109	3,994
Operating expenses:
Selling, general and administrative	1,941	23,399		5,260	13,103	6,320
Contingent earnout expense		11,114
Transaction expense	5,459	2,419			9,944
Research and development	528	1,954		387	2,008	890
Operating loss	(6,238)	(22,795)		(1,619)	(16,946)	(3,216)
Interest income		(1)		(7)	(2)	(27)
Interest expense		3,192		83	1,074	134
Other (income) expense, net	12	(23)		(23)	(15)	(24)
Loss before income taxes	(6,250)	(25,963)		(1,718)	(18,033)	(3,347)
Income tax benefit	(1,278)	(2,388)		(384)	(3,659)	10
Net loss	$ (4,972)	$ (23,575)		(1,334)	$ (14,374)	(3,357)
Basic net loss per Unit					$ (144)
Diluted net loss per Unit					(144)
Basic and diluted net loss per Unit	$ (50)	$ (236)			$ (144)
Weighted-average Units outstanding:
Diluted					100
Basic and diluted	100	100			100
Comprehensive (loss) income:
Net loss	$ (4,972)	$ (23,575)		(1,334)	$ (14,374)	(3,357)
Foreign currency translation (loss) gain, net of tax	38	(179)		2	506	(8)
Total other comprehensive (loss) income, net of tax	38	(179)		2	506	(8)
Total comprehensive loss	$ (4,934)	$ (23,754)		$ (1,332)	$ (13,868)	$ (3,365)